UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

LS Theta Fund

Investor Class – LQTVX

Institutional Class – LQTIX

SEMI-ANNUAL REPORT

JUNE 30, 2017

LS Theta Fund
A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8
Supplemental Information	16
Expense Example	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the LS Theta Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.liquidstrategiesllc.com

LS Theta Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 0.0%
	PUT OPTIONS – 0.0%
	S&P 500 Index
35	Exercise Price: $2,180.00, Expiration Date: July 7, 2017	$525
35	Exercise Price: $2,190.00, Expiration Date: July 14, 2017	1,925
45	Exercise Price: $2,195.00, Expiration Date: July 21, 2017	5,063
55	Exercise Price: $2,190.00, Expiration Date: July 28, 2017	9,487

	TOTAL PUT OPTIONS (Cost $27,278)	17,000

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $27,278)	17,000

Principal Amount

	SHORT-TERM INVESTMENTS – 96.1%
$2,460,047	UMB Money Market Fiduciary, 0.01%[1]	2,460,047
	United States Treasury Bill
12,000,000	0.00%, 7/13/2017[2]	11,997,432
7,000,000	0.00%, 8/10/2017[2]	6,993,595
7,500,000	0.00%, 9/14/2017[2]	7,485,668
6,000,000	0.00%, 10/19/2017	5,981,730
6,000,000	0.00%, 11/16/2017	5,976,018

	TOTAL SHORT-TERM INVESTMENTS (Cost $40,896,123)	40,894,490

	TOTAL INVESTMENTS – 96.1% (Cost $40,923,401)	40,911,490
	Other Assets in Excess of Liabilities – 3.9%	1,672,475

	TOTAL NET ASSETS – 100.0%	$42,583,965

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – (0.5)%
	PUT OPTIONS – (0.5)%
	S&P 500 Index
(85)	Exercise Price: $2,425.00, Expiration Date: July 7, 2017	(99,025)
(85)	Exercise Price: $2,420.00, Expiration Date: July 14, 2017	(127,500)

	TOTAL PUT OPTIONS (Proceeds $174,532)	(226,525)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $174,532)	$(226,525)

[1]	The rate is the annualized seven-day yield at period end.
[2]	All or a portion of this security may be segregated as cover for open written options contracts.

See accompanying Notes to Financial Statements.

LS Theta Fund
SUMMARY OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Security Type	Percent of Total Net Assets
Short-Term Investments	96.1%
Purchased Options Contracts	0.0%
Total Investments	96.1%
Other Assets in Excess of Liabilities	3.9%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

LS Theta Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $40,896,123)	$40,894,490
Purchased options contracts, at value (cost $27,278)	17,000
Total investments, at value (cost $40,923,401)	40,911,490
Cash deposited with broker	809,366
Receivables:
Investment securities sold	107,621
Fund shares sold	1,097,045
Dividends and interest	35
Prepaid expenses	24,582
Total assets	42,950,139

Liabilities:
Written options contracts, at value (proceeds $174,532)	226,525
Payables:
Investment securities purchased	107,761
Advisory fees	3,903
Shareholder servicing fees (Note 8)	653
Distribution fees (Note 7)	764
Auditing fees	7,177
Fund accounting fees	4,833
Transfer agent fees and expenses	4,791
Fund administration fees	4,288
Chief Compliance Officer fees	1,693
Custody fees	346
Trustees' fees and expenses	82
Accrued other expenses	3,358
Total liabilities	366,174

Net Assets	$42,583,965

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$40,568,806
Accumulated net investment loss	(187,204)
Accumulated net realized gain on investments, purchased options contracts and written
options contracts	2,266,267
Net unrealized depreciation on:
Investments	(1,633)
Purchased options contracts	(10,278)
Written options contracts	(51,993)
Net Assets	$42,583,965

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$3,763,800
Shares of beneficial interest issued and outstanding	72,193
Redemption price	$52.14

Institutional Class Shares:
Net assets applicable to shares outstanding	$38,820,165
Shares of beneficial interest issued and outstanding	738,452
Redemption price	$52.57

See accompanying Notes to Financial Statements.

LS Theta Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Interest	$148,445
Total investment income	148,445

Expenses:
Advisory fees	265,328
Fund administration fees	31,705
Fund accounting fees	28,468
Transfer agent fees and expenses	24,771
Shareholder servicing fees (Note 8)	24,495
Registration fees	14,436
Legal fees	9,404
Auditing fees	8,726
Chief Compliance Officer fees	7,168
Shareholder reporting fees	5,467
Custody fees	5,205
Distribution fees (Note 7)	3,986
Miscellaneous	3,548
Trustees' fees and expenses	3,314
Insurance fees	616

Total expenses	436,637
Advisory fees waived	(100,988)
Net expenses	335,649
Net investment loss	(187,204)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts and Written Options Contracts:
Net realized gain (loss) on:
Investments	(5,927)
Purchased options contracts	(55,811)
Written options contracts	1,984,013
Net realized gain	1,922,275
Net change in unrealized appreciation/depreciation on:
Investments	(436)
Purchased options contracts	(10,278)
Written options contracts	(51,993)
Net change in unrealized appreciation/depreciation	(62,707)
Net realized and unrealized gain on investments, purchased options contracts
and written options contracts	1,859,568

Net Increase in Net Assets from Operations	$1,672,364

See accompanying Notes to Financial Statements.

LS Theta Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(187,204)	$(182,480)
Net realized gain on investments, purchased options contracts
and written options contracts	1,922,275	1,270,182
Net change in unrealized appreciation/depreciation on investments,
purchased options contracts and written options contracts	(62,707)	1,715
Net increase in net assets resulting from operations	1,672,364	1,089,417

Distributions to Shareholders:
From net realized gain:
Investor Class	-	(21,553)
Institutional Class	-	(500,304)
Total distributions to shareholders	-	(521,857)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	2,218,679	2,977,226
Institutional Class	36,576,846	35,162,039
Reinvestment of distributions:
Investor Class	-	21,553
Institutional Class	-	497,947
Cost of shares redeemed:
Investor Class[1]	(522,301)	(1,623,908)
Institutional Class[2]	(45,816,099)	(5,752,024)
Net increase (decrease) in net assets from capital transactions	(7,542,875)	31,282,833

Total increase (decrease) in net assets	(5,870,511)	31,850,393

Net Assets:
Beginning of period	48,454,476	16,604,083
End of period	$42,583,965	$48,454,476

Accumulated net investment loss	$(187,204)	$-

Capital Share Transactions:
Shares sold:
Investor Class	43,371	58,771
Institutional Class	705,351	689,432
Shares reinvested:
Investor Class	-	425
Institutional Class	-	9,767
Shares redeemed:
Investor Class	(10,147)	(31,965)
Institutional Class	(878,931)	(114,945)
Net increase (decrease) from capital share transactions	(140,356)	611,485

[1]	Net of redemption fee proceeds of $131 and $0, respectively.
[2]	Net of redemption fee proceeds of $2,683 and $844, respectively.

See accompanying Notes to Financial Statements.

LS Theta Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31,				For the Period March 31, 2014* through December 31, 2014[1]
			2016		2015
Net asset value, beginning of period	$50.61		$48.70		$48.75		$50.00
Income from Investment Operations:
Net investment loss	(0.24)	[2]	(0.60)	[2]	(0.71)	[2]	(0.75)
Net realized and unrealized gain on investments	1.77		3.41		1.92		-	[3]
Total from investment operations	1.53		2.81		1.21		(0.75)

Less Distributions:
From net realized gain	-		(0.90)		(1.26)		(0.50)
Total distributions	-		(0.90)		(1.26)		(0.50)

Redemption fee proceeds[2]	-	[3]	-		-		-

Net asset value, end of period	$52.14		$50.61		$48.70		$48.75

Total return[4]	3.02%	[5]	5.77%		2.45%		(1.55)%	[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,764		$1,972		$572		$189

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.88%	[7]	2.72%	[6]	3.92%		4.32%	[7]
After fees waived and expenses absorbed	1.50%	[7]	1.51%	[6]	1.50%		1.50%	[7]

Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.32)%	[7]	(2.40)%		(3.84)%		(4.29)%	[7]
After fees waived and expenses absorbed	(0.94)%	[7]	(1.19)%		(1.42)%		(1.47)%	[7]

Portfolio turnover rate	-%	[5]	-%		-%		-%	[5]

*	Commencement of operations.
[1]
The Fund had a 1-5 reverse stock split with ex and payable dates of August 7, 2015. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split. See Note 12 for more information.

[2]	Based on average shares outstanding for the period.
[3]	Amount represents less than $0.01 per share.
[4]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[5]	Not annualized.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2016.
[7]	Annualized.

See accompanying Notes to Financial Statements.

LS Theta Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31,				For the Period March 31, 2014* through December 31, 2014[1]
			2016		2015
Net asset value, beginning of period	$50.97		$48.91		$48.80		$50.00
Income from Investment Operations:
Net investment loss	(0.18)	[2]	(0.47)	[2]	(0.59)	[2]	(0.80)
Net realized and unrealized gain on investments	1.77		3.43		1.96		0.10
Total from investment operations	1.59		2.96		1.37		(0.70)

Less Distributions:
From net realized gain	-		(0.90)		(1.26)		(0.50)
Total distributions	-		(0.90)		(1.26)		(0.50)

Redemption fee proceeds[2]	0.01		-	[3]	-	[3]	-	[3]

Net asset value, end of period	$52.57		$50.97		$48.91		$48.80

Total return[4]	3.14%	[5]	6.05%		2.78%		(1.45)%	[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,820		$46,482		$16,032		$5,569

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.63%	[7]	2.47%	[6]	3.67%		4.07%	[7]
After fees waived and expenses absorbed	1.25%	[7]	1.26%	[6]	1.25%		1.25%	[7]

Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.07)%	[7]	(2.15)%		(3.59)%		(4.04)%	[7]
After fees waived and expenses absorbed	(0.69)%	[7]	(0.94)%		(1.17)%		(1.22)%	[7]

Portfolio turnover rate	-%	[5]	-%		-%		-%	[5]

*	Commencement of operations.
[1]
The Fund had a 1-5 reverse stock split with ex and payable dates of August 7, 2015. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split. See Note 12 for more information.

[2]	Based on average shares outstanding for the period.
[3]	Amount represents less than $0.01 per share.
[4]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[5]	Not annualized.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2016.
[7]	Annualized.

See accompanying Notes to Financial Statements.

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (Unaudited)

Note 1 – Organization
LS Theta Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to generate current income with a low correlation to the risks and returns of major market indices. The Fund commenced investment operations on March 31, 2014, with two classes of shares: Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options
The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

Transactions in options contracts written for the six months ended June 30, 2017 were as follows:

	Number of Contracts	Premium Amount
Outstanding at December 31, 2016	-	$-
Options written	3,954	3,754,872
Options terminated in closing purchasing transactions	(3,156)	(2,989,613)
Options expired	(628)	(590,727)
Options exercised	-	-
Outstanding at June 30, 2017	(170)	$(174,532)

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended December 31, 2014-2016, and as of and during the six months ended June 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liquid Strategies, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Investor Class and Institutional Class shares of the Fund, respectively. This agreement is in effect until April 30, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended June 30, 2017, the Advisor waived its advisory fees and absorbed other expenses totaling $100,988. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

2017	$209,172
2018	255,404
2019	232,950
2020	100,988
Total	$798,514

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended June 30, 2017, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2017, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At June 30, 2017, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of Investments	$40,923,401

Gross unrealized appreciation	$795
Gross unrealized depreciation	(12,706)

Net unrealized depreciation on investments	$(11,911)

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$134,583
Undistributed long-term capital gains	209,409
Tax accumulated earnings	343,992

Accumulated capital and other losses	-
Net unrealized depreciation on investments	(1,197)
Total accumulated earnings	$342,795

The tax character of distributions paid during the fiscal years ended December 31, 2016 and December 31, 2015 were as follows:

Distribution paid from:	2016	2015
Ordinary income	$120,341	$129,312
Net long-term capital gains	401,516	248,799
Total distributions paid	$521,857	$378,111

Note 5 – Redemption Fee
Effective June 23, 2017, the Fund no longer charged a 2.00% redemption fee on all shares redeemed within 30 days of purchase. Prior to June 23, 2017 and for the year ended December 31, 2016, the Fund received $2,814 and $844, respectively, in redemption fees.

Note 6 – Investment Transactions
The Fund’s primary strategy consists of selling put options on exchange traded funds (“ETFs”) and equity indexes. The Fund did not have any purchases or sales of investments with maturities of one year or more during the six months ended June 30, 2017.

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to Investor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. The Institutional Class does not pay any distribution fees.

For the six months ended June 30, 2017, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2017, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Purchased Options Contracts	$16,475	$525	$-	$17,000
Short-Term Investments
Money Market	2,460,047	-	-	2,460,047
U.S. Treasury Bill	-	38,434,443	-	38,434,443
Total Assets	$2,476,522	$38,434,968	$-	$40,911,490

Liabilities
Written Options Contracts	$226,525	$-	$-	$226,525

*	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts during the six months ended June 30, 2017.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2017 by risk category are as follows:

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased Options Contracts, at value	$17,000	Written options contracts, at value	$226,525
Total		$17,000		$226,525

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(55,811)	$1,984,013	$1,928,202
Total	$(55,811)	$1,984,013	$1,928,202

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(10,278)	$(51,993)	$(62,271)
Total	$(10,278)	$(51,993)	$(62,271)

The quarterly average volumes of derivative instruments as of June 30, 2017 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	57
	Written options contracts	Number of contracts	(105)

Note 12 – Reverse Stock Split
The Fund had a 1 for 5 reverse stock split with the ex and payable dates of August 7, 2015, to shareholders of record as of August 6, 2015. This resulted in a decrease in shares outstanding from 27,994 to 5,599, and an increase in net asset value from $10.05 to $50.23 for the Investor Class, and a decrease in shares outstanding from 1,051,178 to 220,652, and an increase in net asset value from $10.08 to $50.39 for the Institutional Class. This transaction did not change the net assets of the Fund or the value of a shareholder’s account.

Note 13 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

LS Theta Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

Note 14 – Recently Issued Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Note 15 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

LS Theta Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on June 13-15, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Liquid Strategies, LLC (the “Investment Advisor”) with respect to the LS Theta Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing the performance of the Fund with returns of the CBOE S&P 500 One-Week Put Write Index and a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Option Writing fund universe (the “Fund Universe”) for the one- and three-year periods ended March 31, 2017; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s total return for the one-year period was below the Peer Group median return, the Option Writing Fund Universe median return, and the CBOE S&P 500 One-Week Put Write Index return by 0.57%, 0.66%, and 3.91%, respectively. The Fund’s annualized total return for the three-year period was below the Peer Group median return, the Index return, and the Fund Universe median return by 0.08%, 0.64%, and 0.79%, respectively. The Trustees noted Morningstar’s observation that while the Fund’s performance ranked in the third quartile against the Peer Group and Fund Universe for the one- and three-year periods, the Fund’s volatility management, as measured by its standard deviation, ranked in the top quartile against the Peer Group and Fund Universe for each period, and the Fund’s Sharpe ratio, a statistical measure of its risk-adjusted returns, ranked in the top quartile against the Peer Group for each period.

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

LS Theta Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio
With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.10% and 0.15%, respectively. The Trustees noted the Investment Advisor’s belief that (1) many of the Peer Group funds use option writing as a hedge to their long equity positions, unlike the Fund, which invests by writing put options, and that those funds therefore have lower advisory fees, (2) the Fund’s advisory fee is competitive in comparison to most other mutual funds managed using alternative strategies, and (3) strategies similar to the Fund’s strategy are typically only available to qualified investors through private funds that usually charge a higher advisory fee and a performance-based fee. The Trustees noted that the advisory fee charged by the Investment Advisor to the Fund is lower than the asset-based fee charged by the Investment Advisor to another client to manage an account using similar strategies as the Fund, which other account also pays a performance-based fee.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.05% and 0.12%, respectively. The Trustees noted that the Fund’s total expenses were likely higher than those of the other funds in the Peer Group and Fund Universe because the Fund’s advisory fees were higher than those of the other funds.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended March 31, 2017, noting that the Investment Advisor had waived a significant portion of its advisory fee and did not realize a profit with respect to the Fund. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund (other than the receipt of its investment advisory fee), including research services made available to it by broker-dealers that provide execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

LS Theta Fund
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2017 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and or/service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/17	6/30/17	1/1/17 – 6/30/17
Investor Class	Actual Performance	$1,000.00	$1,030.20	$7.55
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.36	7.50
Institutional Class	Actual Performance	1,000.00	1,031.40	6.29
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.25

*
Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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LS Theta Fund
A series of Investment Managers Series Trust

Investment Advisor
Liquid Strategies, LLC
Six Concourse Parkway, Suite 3300
Atlanta, Georgia 30328

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Adminstrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
LS Theta Fund - Investor Class	LQTVX	46141P 289
LS Theta Fund - Institutional Class	LQTIX	46141P 271

Privacy Principles of the LS Theta Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the LS Theta Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (844) 854-7843, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (844) 854-7843, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (844) 854-7843. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (844) 854-7843 (or contact your financial institution). The Trust will begin sending you individual copies thirty days after receiving your request.

LS Theta Fund
 P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (844) 854-7843

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	09/08/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	09/08/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	09/08/2017